GOVERNMENT GRANT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Government Assistance [Abstract]
GOVERNMENT GRANT

10. GOVERNMENT GRANT

On December 1, 2021, The Company and Luquan Yizu Miaozu Autonomous County People’s Government (“the People’s Government”) entered a cooperation agreement with a term of 10 years. According to the agreement, the People’s Government was to contribute RMB 8,000,000 ($1,194,400) as a one-time payment to the Company for deep processing of Chinese herbs. The Company can retain the contributed amount at the end of the cooperation term if it passes the performance assessment by People’s Government; otherwise, it will return the full proceeds received plus a 20% penalty. As of September 30, 2024 and December 31, 2023, the Company received $934,066 and $923,238 from the People’s Government. The Company plans to return the funds to the People’s Government as it is not the full amount the Peoples’ Government promised to contribute.

10. GOVERNMENT GRANT

On December 1, 2021, The Company and Luquan Yizu Miaozu Autonomous County People’s Government (“the People’s Government”) entered a cooperation agreement for a cooperation term of 10 years. According to the agreement, the People’s Government will contribute RMB 8,000,000 ($1,194,400) as a one-time payment to the Company for supporting them on deep processing of Chinese herbs. The Company can retain the contributed amount at the end of the cooperation term if it passes the performance assessment by People’s Government; otherwise, it will return the full proceeds they received plus 20% penalty. As of December 31, 2023, the Company only received $923,238 from People’s Government, the Company plans to return the funds to the People’s Government as it is not the full amount the Peoples’ Government promised to contribute.